STOCKHOLDERS' EQUITY - Common Stock Warrants (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2021 USD ($) Y shares	Dec. 31, 2020 Y shares	Dec. 09, 2020	Jun. 30, 2020 Y	Dec. 31, 2019 Y
Class of Warrant or Right [Line Items]
Common Stock Warrants Converted	756,498
Shares issued on exercise of warrants	447,938
Risk-free interest rate
Class of Warrant or Right [Line Items]
Warrants and Rights Outstanding, Measurement Input				0.020
Expected volatility
Class of Warrant or Right [Line Items]
Warrants and Rights Outstanding, Measurement Input				0.525
Expected life (in years)
Class of Warrant or Right [Line Items]
Warrants and Rights Outstanding, Measurement Input | Y				0.078
Fair value of Common Stock
Class of Warrant or Right [Line Items]
Warrants and Rights Outstanding, Measurement Input				0.0334
Private Placement Warrants | Risk-free interest rate
Class of Warrant or Right [Line Items]
Warrants and Rights Outstanding, Measurement Input		0.4	0.4
Private Placement Warrants | Expected volatility
Class of Warrant or Right [Line Items]
Warrants and Rights Outstanding, Measurement Input	0.550	50.0	40.0
Private Placement Warrants | Expected life (in years)
Class of Warrant or Right [Line Items]
Warrants and Rights Outstanding, Measurement Input	0.048	4.9	5
Private Placement Warrants | Exercise price
Class of Warrant or Right [Line Items]
Warrants and Rights Outstanding, Measurement Input	0.1150
Private Placement Warrants | Minimum | Risk-free interest rate
Class of Warrant or Right [Line Items]
Warrants and Rights Outstanding, Measurement Input	0.004
Private Placement Warrants | Minimum | Fair value of Common Stock
Class of Warrant or Right [Line Items]
Warrants and Rights Outstanding, Measurement Input | $	0.1982
Private Placement Warrants | Maximum | Risk-free interest rate
Class of Warrant or Right [Line Items]
Warrants and Rights Outstanding, Measurement Input	0.006
Private Placement Warrants | Maximum | Fair value of Common Stock
Class of Warrant or Right [Line Items]
Warrants and Rights Outstanding, Measurement Input | $	0.3049
Collaboration Agreement
Class of Warrant or Right [Line Items]
Common Stock Warrants Converted		756,498
Shares issued on exercise of warrants		447,938
Collaboration Agreement | Risk-free interest rate
Class of Warrant or Right [Line Items]
Warrants and Rights Outstanding, Measurement Input		2.0			2.0
Collaboration Agreement | Expected volatility
Class of Warrant or Right [Line Items]
Warrants and Rights Outstanding, Measurement Input		52.5			52.5
Collaboration Agreement | Expected life (in years)
Class of Warrant or Right [Line Items]
Warrants and Rights Outstanding, Measurement Input | Y		8.0
Collaboration Agreement | Minimum | Expected life (in years)
Class of Warrant or Right [Line Items]
Warrants and Rights Outstanding, Measurement Input | Y					8.0
Collaboration Agreement | Maximum
Class of Warrant or Right [Line Items]
Warrants and Rights Outstanding, Measurement Input | Y					8.8
Technical Technical Research and Development Advisor Services
Class of Warrant or Right [Line Items]
Common Stock Warrants Converted		366,366
Shares issued on exercise of warrants		244,428
Technical Technical Research and Development Advisor Services | Risk-free interest rate
Class of Warrant or Right [Line Items]
Warrants and Rights Outstanding, Measurement Input		0.5
Technical Technical Research and Development Advisor Services | Expected volatility
Class of Warrant or Right [Line Items]
Warrants and Rights Outstanding, Measurement Input		52.5
Technical Technical Research and Development Advisor Services | Expected life (in years)
Class of Warrant or Right [Line Items]
Warrants and Rights Outstanding, Measurement Input | Y		0.3